Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share of Common Stock [Abstract]
Diluted weighted average shares outstanding	7,654,886	9,846,164
Diluted net income (loss) per share	$ (1.82)	$ 0.05
Class A and Class B Non-Redeemable Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share of Common Stock [Abstract]
Diluted weighted average shares outstanding	3,211,000	3,185,962
Diluted net income (loss) per share	$ (1.82)	$ 0.05